Capital Management - Summary of Regulatory Capital and Capital Ratios (Parenthetical) (Detail) - CAD ($) $ in Billions	Jul. 31, 2024	Apr. 30, 2024	Oct. 31, 2023
Disclosure of regulatory capital and capital ratios [Line Items]
Common Equity Tier 1 Capital	$ 0	$ 0	$ 0
Tier 1 Capital	$ 0	$ 0	$ 0